Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Property, plant and equipment

10.   Property, plant and equipment

        At December 31, 2017 and 2016, the acquisition or manufacturing costs and the accumulated depreciation of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017
Land	65,041	(4,528)	198	1,748	298	(6,217)	56,540
Buildings and improvements	2,997,533	(311,782)	8,971	40,577	276,435	(130,046)	2,881,688
Machinery and equipment	4,156,542	(314,568)	20,057	463,516	47,169	(198,689)	4,174,027
Machinery, equipment and rental equipment under capitalized leases	83,558	(6,825)	(3,082)	8,799	(195)	(1,339)	80,916
Construction in progress	442,289	(43,012)	781	390,909	(326,565)	(2,176)	462,226

Property, plant and equipment	7,744,963	(680,715)	26,925	905,549	(2,858)	(338,467)	7,655,397

Acquisition or manufacturing costs
in € THOUS
	January 1, 2016	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2016
Land	59,774	2,297	209	3,299	(273)	(265)	65,041
Buildings and improvements	2,533,313	85,686	13,345	164,288	249,751	(48,849)	2,997,533
Machinery and equipment	3,740,917	77,062	16,253	476,675	15,013	(169,378)	4,156,542
Machinery, equipment and rental equipment under capitalized leases	63,543	2,791	1,183	16,076	329	(364)	83,558
Construction in progress	409,140	14,602	976	282,035	(262,764)	(1,700)	442,289

Property, plant and equipment	6,806,687	182,438	31,966	942,373	2,056	(220,556)	7,744,963

Depreciation
in € THOUS
	January 1, 2017	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2017
Land	1,270	(47)	—	—	—	16	1,239
Buildings and improvements	1,624,145	(174,475)	(426)	216,458	(2,350)	(83,249)	1,580,103
Machinery and equipment	2,498,941	(184,907)	(3,024)	395,570	2,147	(170,291)	2,538,436
Machinery, equipment and rental equipment under capitalized leases	40,981	(3,407)	(2,995)	10,678	(481)	(928)	43,848
Construction in progress	—	—	—	—	—	—	—

Property, plant and equipment	4,165,337	(362,836)	(6,445)	622,706	(684)	(254,452)	4,163,626

Depreciation
in € THOUS
	January 1, 2016	Foreign currency translation	Changes in consolidation group	Additions	Reclassi- fications	Disposals	December 31, 2016
Land	1,221	29	—	—	—	20	1,270
Buildings and improvements	1,405,259	44,653	4,272	202,265	2,322	(34,626)	1,624,145
Machinery and equipment	2,223,952	46,154	(4,244)	381,024	(108)	(147,837)	2,498,941
Machinery, equipment and rental equipment under capitalized leases	29,704	1,056	(53)	10,730	(119)	(337)	40,981
Construction in progress	—	—	—	—	—	—	—

Property, plant and equipment	3,660,136	91,892	(25)	594,019	2,095	(182,780)	4,165,337

Book value
in € THOUS
	December 31, 2017	December 31, 2016
Land	55,301	63,771
Buildings and improvements	1,301,585	1,373,388
Machinery and equipment	1,635,591	1,657,601
Machinery, equipment and rental equipment under capitalized leases	37,068	42,577
Construction in progress	462,226	442,289

Property, plant and equipment	3,491,771	3,579,626

        Depreciation expense for property, plant and equipment amounted to €622,706, €594,019 and €547,063 for the years ended December 31, 2017, 2016, and 2015, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

        Included in machinery and equipment at December 31, 2017 and 2016 were €657,618 and €635,858, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.